DEBT - Outstanding borrowing arrangements, excluding PPP and other governmental loans (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Debt Instrument [Line Items]
Total outstanding principal balance	$ 152,782	$ 187,156
Less: Unamortized debt issuance costs and discounts	(18,386)	(13,923)
Total debt	134,396	173,233
Less : Current portion of long term debt	(7,514)	(11,063)
Long term debt, net of current portion	126,882	162,170
TCW Credit Agreement
Debt Instrument [Line Items]
Total outstanding principal balance	106,250	150,000
Cumulative PIK interest for TCW Credit Agreement
Debt Instrument [Line Items]
Total outstanding principal balance	46,518	36,858
GDS Obligation
Debt Instrument [Line Items]
Total outstanding principal balance	0	298	$ 1,419
Others
Debt Instrument [Line Items]
Total outstanding principal balance	$ 14	$ 0